Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer International Growth Fund))	0 Months Ended
	Mar. 29, 2012
Class A
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.36%
Fee Waiver and Expense Reimbursement	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.27%
Class B
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	0.99%
Other Expenses	0.67%
Total Annual Fund Operating Expenses	2.35%
Fee Waiver and Expense Reimbursement	(0.22%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.13%
Class C
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.35%
Total Annual Fund Operating Expenses	2.04%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.04%
Class I
Operating Expenses:
Management Fees	0.69%	[2]
Distribution and/or Service (12b-1) Fees	none	[2]
Other Expenses	0.05%	[2]
Total Annual Fund Operating Expenses	0.74%	[2]
Fee Waiver and Expense Reimbursement	none	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.74%	[2]
Class N
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	0.49%
Other Expenses	0.47%
Total Annual Fund Operating Expenses	1.65%
Fee Waiver and Expense Reimbursement	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.56%
Class Y
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.91%
Fee Waiver and Expense Reimbursement	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.87%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year end, and to 0.30% of average net assets per fiscal year end for Class A. These limitations may not be amended or withdrawn until one year after the date of this prospectus. Expenses for Class A have been restated to reflect current fees.
[2]	Estimated expenses for the first full fiscal year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.